ACCRUED AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES

NOTE 12 – ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following:

	As of March 31,
	2024	2023
Deferred sales revenues	$162,207	$246,811
Liability associated with uncertain tax positions	925,786	925,795
Accrued interest payable	5,833	536,123
Payroll and employee benefits	206,426	329,762
Lease liability, current portion	21,909	41,385
Other accruals	1,289,790	552,894
	$2,611,951	$2,632,770

Lease liability, current portion, represents obligations due withing one year under operating leases for office space, automobiles, and office equipment. Other accruals include primarily operational accruals.